Summary of Significant Accounting Policies - Cash and Cash Equivalent - Additional Information (Details)	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents, maximum maturity period	3 months